Segments Results	12 Months Ended
Dec. 31, 2011
Segments Results [Abstract]
Segments Results
Note 12 - Segments Results

ASC 280-10, "Disclosures about Segments of an Enterprise and Related Information", establishes standards for reporting information about operating segments. The following information is provided in accordance with the requirements of ASC 280-10 and is consistent with how business results are reported to the chief operating decision maker.

The Companys' segments are strategic business units that offer different communication services and are managed accordingly. As a result of the acquisitions of the 711 business unit  in November 2008 (see note 1J), the Company presents two operating segments. The Company analyzes its operating segments based on the segment's gross profit. The Company has two reportable segments: (1) Mobile satellite communications services (hereinafter- Mobile satellite communication services), and (2) Content management and distribution services to television and radio broadcasting  industries  (hereinafter- Content management and distribution services).

Management evaluates each segment's performance based upon revenues and gross profit. Management believes such discussions are the most informative representation of how management evaluates performance. Business segment revenues and gross profit are presented below.

The Company's CODM (Chief Operating Decision Maker) does not review segment assets information in order to assess each segment performance. Furthermore, asset information is monitored at the corporate level and reported to the CODM on a total company basis versus a segment basis.

The following tables show components of results of operations by segment: Year ended December 31, 2011

	Mobile Satellite Communication Services	Content management and distribution services	Total

Total revenue	$8,334	$104,586	$112,920

Gross profit	$384	$25,597	$25,981

Sales and marketing			7,067
General and administrative			10,130

Operating income			$8,784

Financial expenses, net			(2,470)

Other expenses, net			(1)

Income before taxes on in income			$6,313

Depreciation and amortization	$506	$7,971	$8,477

Year ended December 31, 2010
	Mobile Satellite Communication Services	Content management and distribution services	Total

Total revenue	$6,996	$95,031	$102,027

Gross profit	$390	$25,675	$26,065

Sales and marketing			6,380
General and administrative			9,194

Operating income			$10,491

Financial income, net			667

Income before taxes on in income			$11,158

Depreciation and amortization	$444	$6,010	$6,454

Year ended December 31, 2009

	Mobile Satellite Communication Services	Content management and distribution services	Total

Total revenue	$4,488	$89,199	$93,687

Gross profit	$74	$29,065	$29,139

Sales and marketing			5,554
General and administrative			8,391

Operating income			$15,194

Financial expense, net			(388)

Other income, net			26

Income before taxes on in income			$14,832

Depreciation and amortization	$320	$5,264	$5,584

Revenue is attributed to geographic region based on the location of the customers.

Revenues and long lived assets by geographic areas:
	Year ended December 31
Revenues:	2009	2010	2011

North America	$20,996	$24,464	$31,763
Europe	39,551	45,476	48,181
Asia	10,528	9,278	9,537
Israel	6,440	7,329	9,884
Middle East (other than Israel)	12,196	13,930	11,900
Rest of the world	3,976	1,550	1,655

	$93,687	$102,027	$112,920

Long lived assets:	December 31	December 31
	2010	2011

Israel	$39,526	$44,249
North America	5,884	5,566
Total	$45,410	$49,815